Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Income Tax Expense
Income tax expense consisted of the following:

	Years Ended December 31
	2021	2022	2023
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)

Current income tax expense
Current tax expense recognized in the current year	$107,694.4	$190,022.2	$156,684.0
Income tax adjustments on prior years	(14,539.5)	(19,413.0)	(32,775.5)
Other income tax adjustments	152.2	206.1	244.3

	93,307.1	170,815.3	124,152.8

Deferred income tax expense (benefit)
The origination and reversal of temporary differences	(17,530.0)	(24,714.5)	3,210.1
Investment tax credits	(5,621.7)	4,676.7	925.9

	(23,151.7)	(20,037.8)	4,136.0

Income tax expense recognized in profit or loss	$70,155.4	$150,777.5	$128,288.8

Reconciliation of Income before Income Tax and Income Tax Expense Recognized in Profit or Loss
A reconciliation of income before income tax and income tax expense recognized in profit or loss was as follows:

	Years Ended December 31
	2021	2022	2023
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)

Income before tax	$663,036.0	$1,144,072.2	$979,316.5

Income tax expense at the statutory rate	$134,595.2	$231,776.1	$197,935.7
Tax effect of adjusting items:
Nondeductible (deductible) items in determining taxable income	11,279.5	12,309.8	(7,642.2)
Tax-exempt income	(89,852.9)	(157,955.9)	-
Additional income tax under the Alternative Minimum Tax Act	32,852.7	61,578.0	-
Additional income tax on unappropriated earnings	18,849.5	42,336.8	29,221.8
The origination and reversal of temporary differences	(17,530.0)	(24,714.5)	3,210.1
Income tax credits	(5,651.3)	4,654.1	(61,905.4)

	84,542.7	169,984.4	160,820.0
Income tax adjustments on prior years	(14,539.5)	(19,413.0)	(32,775.5)
Other income tax adjustments	152.2	206.1	244.3

Income tax expense recognized in profit or loss	$70,155.4	$150,777.5	$128,288.8

The income tax adjustments on prior years were primarily due to the difference between the actual and estimated income tax on unappropriated earnings.

Analysis of Deferred Income Tax Assets and Liabilities in Consolidated Statements of Financial Position
The analysis of deferred income tax assets and liabilities was as follows:

	December 31, 2022	December 31, 2023
	NT$ (In Millions)	NT$ (In Millions)

Deferred income tax assets

Temporary differences
Depreciation	$45,299.3	$41,094.7
Refund liability	12,089.5	9,415.0
Unrealized exchange losses	5,782.4	7,100.0
Unrealized loss on inventories	2,305.3	2,771.2
Net defined benefit liability	1,722.0	1,729.7
Deferred compensation cost	361.2	489.6
Investment tax credits	945.0	19.1
Others	681.2	1,556.5

	$69,185.9	$64,175.8

Deferred income tax liabilities

Temporary differences
Others	$(1,031.4)	$(53.8)

	Year Ended December 31, 2021
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)

Deferred income tax assets

Temporary differences
Depreciation	$19,354.4	$15,365.7	$-	$0.6	$34,720.7
Refund liability	3,755.1	2,231.5	-	(0.4)	5,986.2
Investment tax credits	-	5,621.7	-	-	5,621.7
Net defined benefit liability	1,342.1	(75.9)	(29.1)	-	1,237.1
Unrealized loss on inventories	858.5	41.0	-	(0.5)	899.0
Deferred compensation cost	330.3	49.2	-	(5.5)	374.0
Others	317.8	59.1	(56.2)	(5.5)	315.2

	$25,958.2	$23,292.3	$(85.3)	$(11.3)	$49,153.9

Deferred income tax liabilities

Temporary differences
Unrealized exchange gains	$(866.5)	$160.2	$-	$-	$(706.3)
Others	(863.4)	(300.8)	(3.4)	-	(1,167.6)

	$(1,729.9)	$(140.6)	$(3.4)	$-	$(1,873.9)

	Year Ended December 31, 2022
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)

Deferred income tax assets

Temporary differences
Depreciation	$34,720.7	$10,552.2	$-	$26.4	$45,299.3
Refund liability	5,986.2	6,100.8	-	2.5	12,089.5
Unrealized exchange losses	-	5,782.4	-	-	5,782.4
Unrealized loss on inventories	899.0	1,402.2	-	4.1	2,305.3
Net defined benefit liability	1,237.1	(249.1)	734.0	-	1,722.0
Investment tax credits	5,621.7	(4,676.7)	-	-	945.0
Deferred compensation cost	374.0	(48.2)	-	35.4	361.2
Others	315.2	334.9	-	31.1	681.2

	$49,153.9	$19,198.5	$734.0	$99.5	$69,185.9

Deferred income tax liabilities

Temporary differences
Unrealized exchange gains	$(706.3)	$706.3	$-	$-	$-
Others	(1,167.6)	133.0	6.0	(2.8)	(1,031.4)

	$(1,873.9)	$839.3	$6.0	$(2.8)	$(1,031.4)

	Year Ended December 31, 2023
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)

Deferred income tax assets

Temporary differences
Depreciation	$45,299.3	$(4,197.2)	$-	$(7.4)	$41,094.7
Refund liability	12,089.5	(2,673.5)	-	(1.0)	9,415.0
Unrealized exchange losses	5,782.4	1,317.6	-	-	7,100.0
Unrealized loss on inventories	2,305.3	466.2	-	(0.3)	2,771.2
Net defined benefit liability	1,722.0	(116.9)	124.6	-	1,729.7
Deferred compensation cost	361.2	129.9	-	(1.5)	489.6
Investment tax credits	945.0	(925.9)	-	-	19.1
Others	681.2	887.0	-	(11.7)	1,556.5

	$69,185.9	$(5,112.8)	$124.6	$(21.9)	$64,175.8

Deferred income tax liabilities

Temporary differences
Others	$(1,031.4)	$976.8	$-	$0.8	$(53.8)

Tax-exemption Information Related to Profits Generated from Certain Projects
As of December 31, 2022, the profits generated from the following project of TSMC are exempt from income tax for a five-year period:

Tax-exemption Period

Construction and expansion of 2009 by TSMC	2018 to 2022